UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  June 30, 2021

Item 1. Report to Stockholders.

(a)	[Insert full text of semi-annual report here]

MProved Systematic Merger Arbitrage Fund
Institutional Class – mmaqx
Investor Class – mmajx

Semi-Annual Report

June 30, 2021

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Expense Example (Unaudited)
June 30, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2021)	(1/1/2021)	(6/30/2021)	(1/1/2021 to 6/30/2021)
Institutional Class
Actual(2)	1.39%	$1,000.00	$1,072.00	$7.14
Hypothetical (5% annual
return before expenses)	1.39%	$1,000.00	$1,017.90	$6.95

Investor Class
Actual(2)(3)	1.63%	$1,000.00	$1,070.40	$8.37
Hypothetical(4) (5% annual
return before expenses)	1.63%	$1,000.00	$1,016.71	$8.15

(1)	Expenses are equable to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2021 through June 30, 2021 of 7.20% and 7.04% for the Institutional Class and Investor Class, respectively.
(3)	Excluding borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $7.04 and $8.32 for the Institutional Class and Investor Class, respectively.
(4)	Excluding borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $6.85 and $8.10 for the Institutional Class and Investor Class, respectively.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Allocation of Portfolio(1) (Unaudited)
June 30, 2021

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts with notional value of $36,025,037.
(2)
Data expressed as a percentage of long short term investments and long swap contracts as of June 31, 2021. Data expressed excludes short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Investments (Unaudited)
June 30, 2021

	Shares	Value
SHORT TERM INVESTMENTS – 6.78%

Money Market Funds – 6.78%
First American Government Obligations Fund, Class X, 0.03% (a)	1,548,892	$1,548,892
First American Treasury Obligations Fund, Class X, 0.01% (a)	1,548,891	1,548,891
Total Short Term Investments
(Cost $3,097,783)		3,097,783

Total Investments
(Cost $3,097,783) – 6.78%		3,097,783
Other Assets In Excess Of Liabilities – 93.22% (b)		42,605,109
Total Net Assets – 100.00%		$45,702,892

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.
(b)	The Fund has the ability to commit all or a portion of the deposits for brokers and investments as collateral for open swap contracts. The total value of such assets as of June 30, 2021 is $2,022,543.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2021

			Pay/
			Receive			Number of			Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Upfront	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
JP Morgan	Aerojet Rocketdyne	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	61,446	$2,966,386	$—	$(242,289)
Securities	Holdings, Inc.
JP Morgan	Alexion	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	18,622	3,420,279	—	479,146
Securities	Pharmaceuticals, Inc.
JP Morgan	Athene Holding	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	58,484	3,946,746	—	303,194
Securities	Limited, Class A
JP Morgan	Change	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	138,694	3,194,649	—	(103,900)
Securities	Healthcare, Inc.
Goldman Sachs	Cineplex, Inc.	12/10/25	Pay	0.350% + Canadian Overnight	Monthly	1,606	16,743	—	(24,645)
				Report Rate Average
JP Morgan	Cineplex, Inc.	12/2/22	Pay	0.400% + CDOR01	Monthly	8,078	99,795	—	(8,197)
Securities
JP Morgan	Citigroup, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	3,252	167,555	—	88,924
Securities
JP Morgan	Coherent, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	13,747	3,632,965	—	13,105
Securities
JP Morgan	Constellation	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	43,403	1,466,652	—	2,659
Securities	Pharmaceuticals, Inc.
JP Morgan	Core-Mark Holding	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	41,408	1,863,303	—	7,579
Securities	Company, Inc.
JP Morgan	Deutsche Wohnen SE	12/2/22	Receive	0.300% + 1 Month EURIBOR	Monthly	57,400	3,619,794	—	(43,613)
Securities
JP Morgan	Dialog	12/2/22	Receive	0.300% + 1 Month EURIBOR	Monthly	43,979	3,486,433	—	22,693
Securities	Semiconductor Plc
JP Morgan	Domtar Corporation	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	51,835	2,848,133	—	23,230
Securities
JP Morgan	Euskaltel SA	12/2/22	Receive	0.300% + 1 Month EURIBOR	Monthly	208,145	2,713,147	—	(27,080)
Securities
JP Morgan	Ferro Corporation	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	132,672	2,861,002	—	(7,012)
Securities
JP Morgan	Flagstar Bancorp, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	287	12,128	—	(1,915)
Securities

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2021

			Pay/
			Receive			Number of			Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Upfront	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Gamesys Group Plc	12/2/22	Pay	0.300% + ICE LIBOR	Monthly	33,802	$866,961	$—	$(39,289)
Securities
Goldman Sachs	Grubhub, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds	Monthly	56,238	1,026,672	—	(133,063)
				Effective Rate
JP Morgan	Kansas City Southern	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	12,842	3,645,159	—	427,020
Securities
JP Morgan	Knoll, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	69,009	1,793,132	—	182,147
Securities
JP Morgan	Luminex Corporation	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	7,328	270,336	—	207
Securities
JP Morgan	Lydall, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	25,074	1,517,343	—	(19,054)
Securities
Goldman Sachs	Magellan Health, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds	Monthly	16,962	1,597,383	—	6,799
				Effective Rate
JP Morgan	Magellan Health, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	11,179	1,052,781	—	(405)
Securities
Goldman Sachs	Maxim Integrated	12/10/25	Pay	0.350% + U.S. Federal Funds	Monthly	36,310	3,824,614	—	136,607
	Products			Effective Rate
JP Morgan	Meridian Bancorp, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	29,760	611,685	—	(44,955)
Securities
JP Morgan	Monmouth Real Estate	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	51	954	—	8
Securities	Investment Corporation
Goldman Sachs	Navistar International	12/10/25	Pay	0.350% + U.S. Federal Funds	Monthly	58,286	2,593,005	—	29,739
	Corporation			Effective Rate
JP Morgan	Nuance	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	64,169	3,492,512	—	92,028
Securities	Communications, Inc.
JP Morgan	People’s United	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	149,707	2,565,267	—	(152,038)
Securities	Financial, Inc.
JP Morgan	PNM Resources, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	67,342	3,283,764	—	(50,492)
Securities
JP Morgan	PPD, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	78,816	3,631,702	—	2,993
Securities

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2021

Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/ Units	Notional Amount	Upfront Payment	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	PRA Health	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	22,841	$3,772,687	$—	$404,953
Securities	Sciences, Inc.
JP Morgan	Raven Industries, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	45,237	2,616,746	—	5,548
Securities
JP Morgan	Shaw Communications,	12/2/22	Pay	0.400% + CDOR01	Monthly	115,671	3,319,257	—	191,588
Securities	Inc., Class B
JP Morgan	Siltronic AG	12/2/22	Receive	0.300% + 1 Month EURIBOR	Monthly	19,795	3,359,704	—	(15,134)
Securities
Goldman Sachs	Slack Technologies,	12/10/25	Pay	0.350% + U.S. Federal Funds	Monthly	47,788	2,116,439	—	75,593
	Inc. Class A			Effective Rate
JP Morgan	Suez SA	12/2/22	Receive	0.300% + 1 Month EURIBOR	Monthly	114,469	2,798,313	—	6,197
Securities
JP Morgan	Sykes Enterprises, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	54,711	2,937,763	—	1,331
Securities
JP Morgan	US Concrete, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	8,781	647,925	—	367
Securities
JP Morgan	Vereit, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	69,391	3,218,353	—	(48,810)
Securities
JP Morgan	Weingarten Realty	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	89,823	2,879,915	—	107,955
Securities	Investors
JP Morgan	Welbilt, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	102,843	2,380,254	—	181,085
Securities
JP Morgan	Willis Towers Watson Plc	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	14,761	3,394,471	—	52,907
Securities
JP Morgan	Xilinx, Inc.	12/2/22	Pay	0.350% + 1 Month LIBOR USD	Monthly	23,098	3,340,607	—	467,729
Securities
SHORT EQUITY SWAP CONTRACTS
JP Morgan	Advanced Micro	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(36,278)	(3,407,702)	—	(537,416)
Securities	Devices, Inc.
Goldman Sachs	Analog Devices, Inc.	12/10/25	Pay	-0.250% + U.S. Federal Funds	Monthly	(21,666)	(3,730,314)	—	(1,064,632)
				Effective Rate
JP Morgan	Analog Devices, Inc.	12/2/22	Pay	-0.250% + U.S. Federal Funds	Monthly	(438)	(75,414)	—	(6,565)
Securities				Effective Rate

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2021

			Pay/
			Receive			Number of			Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Upfront	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Aon plc, Class A	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(14,363)	$(3,429,456)	$—	$(470,077)
Securities
JP Morgan	Apollo Global	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(62,753)	(3,903,769)	—	(902,265)
Securities	Management, Inc.
JP Morgan	Astrazeneca	12/2/22	Pay	0.000% + 1 Month LIBOR USD	Monthly	(38,302)	(2,294,172)	—	(346,719)
Securities	plc – ADR
JP Morgan	Bally’s Corporation	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(2,074)	(112,241)	—	6,591
Securities
JP Morgan	Canadian National	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(13,119)	(1,384,569)	—	(12,714)
Securities	Railway Company
JP Morgan	Equity	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(35)	(917)	—	49
Securities	Commonwealth
JP Morgan	First Citizens	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(203)	(169,046)	—	(91,250)
Securities	BancShares, Class A
JP Morgan	Herman Miller, Inc.	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(21,336)	(1,009,936)	—	(152,002)
Securities
JP Morgan	ICON Plc	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(9,210)	(1,904,094)	—	(221,763)
Securities
JP Morgan	II-VI, Inc.	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(11,385)	(826,576)	—	(63,781)
Securities
JP Morgan	Independent Bank	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(7,940)	(603,399)	—	46,377
Securities	Corporation
Goldman Sachs	Just Eat Takeaway.com	12/10/25	Pay	-0.300% + EMMI EURO	Monthly	(10,973)	(997,633)	—	177,236
				Overnight Index Average
JP Morgan	Kimco Realty	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(122,107)	(2,546,368)	—	(100,086)
Securities	Corporation
JP Morgan	M & T Bank	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(17,639)	(2,563,603)	—	168,230
Securities	Corporation
JP Morgan	Middleby Corporation	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(12,185)	(2,111,560)	—	16,463
Securities
JP Morgan	New York Community	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(1,128)	(12,433)	—	1,924
Securities	Bancorp, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2021

			Pay/
			Receive			Number of			Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Upfront	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Performance Food	12/2/22	Pay	-0.300% + Overnight Bank	Monthly	(17,609)	$(853,992)	$—	$3,801
Securities	Group Company			Funding Rate
JP Morgan	Realty Income	12/2/22	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(47,935)	(3,211,065)	—	50,745
Securities	Corporation
Goldman Sachs	salesforce.Com, Inc.	12/10/25	Pay	-0.250% + U.S. Federal Funds	Monthly	(3,589)	(876,778)	—	(76,720)
				Effective Rate
									$(1,223,134)

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

ICE LIBOR – ICE British Pound LIBOR Rate
CDOR01 – Canadian Bankers Acceptance Rate
EURIBOR – Euribor (Euro Interbank Offered Rate)
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statement of Assets and Liabilities (Unaudited)
June 30, 2021

ASSETS:
Investments, at value (Cost $3,097,783)	$3,097,783
Deposits for brokers	2,022,543
Cash	42,969,772
Receivable for investments sold	17,936
Receivable for fund shares issued	118,000
Interest receivable	50
Prepaid expenses and other receivables	33,449
Total assets	48,259,533

LIABILITIES:
Payable to broker	1,228,598
Payable for swap contracts	1,223,134
Payable to Adviser	24,768
Payable for fund shares redeemed	16,980
Payable for fund administration and accounting fees	14,638
Payable for investments purchased	11,559
Payable for transfer agent fees	8,125
Payable for compliance fees	1,784
Payable for custodian fees	861
Payable for interest on borrowing cost	668
Distribution fees payable	98
Accrued expenses and other liabilities	25,428
Total liabilities	2,556,641
NET ASSETS	$45,702,892

NET ASSETS CONSISTS OF:
Paid-in capital	$42,732,431
Distributable gains	2,970,461
Total net assets	$45,702,892

	Institutional Class	Investor Class
Net assets	$45,675,231	$27,661
Shares issued and outstanding(1)	4,259,501	2,597
Net asset value and offering price per share	$10.72	$10.65

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$1,282
Total investment income	1,282

EXPENSES:
Investment advisory fees (See Note 3)	260,723
Fund administration and accounting fees (See Note 3)	54,666
Transfer agent fees (See Note 3)	25,662
Audit fees	20,827
Federal and state registration fees	18,399
Legal fees	9,218
Compliance fees (See Note 3)	7,049
Trustees’ fees (See Note 3)	6,465
Custodian fees (See Note 3)	3,314
Broker interest expense	3,068
Reports to shareholders	2,813
Distribution fees – Investor Class (See Note 5)	33
Other	4,463
Total expense before reimbursement	416,700
Less: Expense reimbursement by Adviser (see Note 3)	(127,847)
Net expenses	288,853
NET INVESTMENT LOSS	(287,571)

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Swap contracts	4,458,996
Foreign currency transactions	4,569
Net realized gain	4,463,565
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(1,434,096)
Foreign currency translation	29,985
Net change in unrealized appreciation (depreciation)	(1,404,111)
Net realized and change in unrealized gain (loss) on investments	3,059,454
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,771,883

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment loss	$(287,571)	$(217,482)
Net realized gain on investments, swap contracts,
and foreign currency transactions	4,463,565	354,484
Net change in unrealized appreciation (depreciation)
on investments, swap contracts, and foreign currency translations	(1,404,111)	176,527
Net increase in net assets resulting from operations	2,771,883	313,529

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(141,374)
Investor Class (See Note 4)	—	(108)
Total distributions to shareholders	—	(141,482)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	8,481,130	32,022,699

NET INCREASE IN NET ASSETS	11,253,013	32,194,746

NET ASSETS:
Beginning of period	34,449,879	2,255,133
End of period	$45,702,892	$34,449,879

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Institutional:
Issued	1,225,270	$12,679,242	3,673,708	$36,565,523
Issued to holders in
reinvestment of dividends	—	—	14,137	141,374
Redeemed	(406,689)	(4,198,112)	(466,936)	(4,684,244)
Net increase in Institutional Class	818,581	$8,481,130	3,220,909	$32,022,653
Investor:
Issued	—	$—	—	$—
Issued to holders in
reinvestment of dividends	—	—	5	46
Redeemed	—	—	—	—
Net increase in Investor Class	—	$—	5	$46
Net increase in shares outstanding	818,581	$8,481,130	3,220,914	$32,022,699

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.00	$10.13	$10.37	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.07)	(0.13)	0.04	(0.02)
Net realized and unrealized gain on investments	0.79	0.04	0.33	0.72
Total from investment operations	0.72	(0.09)	0.37	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.03)	—
Net realized gains	—	(0.04)	(0.58)	(0.33)
Total distributions	—	(0.04)	(0.61)	(0.33)
Net asset value, end of period	$10.72	$10.00	$10.13	$10.37

TOTAL RETURN(4)(5)	7.20%	-0.87%	3.62%	7.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,675	$34,424	$2,229	$2,152
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)	2.00%	3.15%	10.25%	11.59%
After expense reimbursement(6)	1.38%	1.42%	1.63%	1.53%
Ratio of broker interest on derivative
instruments to average net assets(6)	0.01%	0.04%	0.13%	0.03%
Ratio of operating expenses to average
net assets excluding broker interest(6)	1.37%	1.37%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets(6)	(1.38)%	(1.33)%	0.39%	(0.21)%
Portfolio turnover rate(5)(7)	—%	—%	—%	320%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of period	$9.95	$10.10	$10.35	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.08)	(0.16)	0.01	(0.05)
Net realized and unrealized gain on investments	0.78	0.05	0.33	0.73
Total from investment operations	0.70	(0.11)	0.34	0.68

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—
Net realized gains	—	(0.04)	(0.58)	(0.33)
Total distributions	—	(0.04)	(0.59)	(0.33)
Net asset value, end of period	$10.65	$9.95	$10.10	$10.35

TOTAL RETURN(4)(5)	7.04%	-1.07%	3.30%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28	$26	$26	$26
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)	2.25%	3.41%	10.50%	11.84%
After expense reimbursement(6)	1.63%	1.67%	1.88%	1.78%
Ratio of broker interest on derivative
instruments to average net assets(6)	0.01%	0.04%	0.13%	0.03%
Ratio of operating expenses to average
net assets excluding broker interest(6)	1.62%	1.62%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets(6)	(1.63)%	(1.58)%	0.14%	(0.46)%
Portfolio turnover rate(5)(7)	—%	—%	—%	320%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited)
June 30, 2021

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The MProved Systematic Merger Arbitrage Fund (the “Fund”) has its own investment objectives and policies within the Trust. The Fund commenced operations on January 1, 2018. The Fund’s investment adviser, Magnetar Asset Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales and marketing to the Fund. The Fund is investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. Organizational costs incurred to establish the Fund and enable it to legally do business were paid by the Adviser and are not subject to reimbursement by the Fund. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any series of the Trust.

The Merger Arbitrage Fund seeks to achieve positive absolute returns. The Fund pursues an investment objective through a rules-based merger arbitrage strategy. The Fund is “non-diversified” under the 1940 Act. The Merger Arbitrage Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.   Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$3,097,783	$—	$—	$3,097,783
	—	—	—	—
	$3,097,783	$—	$—	$3,097,783
Liabilities
Swap Contracts(1)	$—	$(1,223,134)	$—	$(1,223,134)
	$—	$(1,223,134)	$—	$(1,223,134)

(1)	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

B.   Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchase the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. When a security is sold short, the value received will be recorded as short sale proceeds on the Statement of Assets and Liabilities. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.   Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

The Fund’s equity swap contracts’ and futures contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as a deposit at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short are traded through the same account and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.   Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index, commodity, foreign exchange, international and fixed income futures contracts. The Fund may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintain as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 N. for further derivative disclosures and Note 2 L. for further counterparty risk disclosure.

E.   Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the period ended June 30, 2021, the Fund entered into both long and short equity swap contracts. The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the floating index rate agreed upon by the Fund and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at the agreed upon floating rate between the Fund and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 L. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 N. for further derivative disclosures.

F.   Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates. Foreign currency held/owed will be reported as cash held in foreign currency and payable for foreign currency, respectively, on the Statement of Assets and Liabilities.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

G.   Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

H.   Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.

I.   Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

J.   Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses of the Fund are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the fund of the Trust, or by other equitable means.

K.   Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

L.   Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The Fund’s derivative contracts are subject to agreements which contain certain covenants and other provisions (“credit risk related contingent features”) that may require the Fund to maintain a NAV above a stated amount or percentage over defined time periods. Upon occurrence of a termination event in respect of a decline in NAV, counterparties to the agreements may require additional collateral be posted by the Fund and/or declare an event of default and terminate any open contracts as of such date. At June 30, 2021, each fund counterparty was in net unrealized gain for derivative contract positions. As a result, the Fund did not have a net liability by each counterparty for derivative contracts, executed pursuant to International Swaps and Derivative Agreement master agreements (“ISDA”) with credit risk – related contingent features. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the futures against counterparty nonperformance.

M.   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

N.   Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2021, the Fund’s average derivative volume is described below:

	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	2,179,123	90,202,413
Short Total Return Swap Contracts	446,557	37,437,386

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2021:

	Fair Value
	Assets	Liabilities
Swap Contracts
Equity	$—	$1,223,134
Total fair value of derivative instruments	$—	$1,223,134

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2021:

	Amount of Realized Gain on Derivatives

Derivatives	Swap Contracts	Total
Equity Contracts	$4,458,949	$4,458,949
Total	$4,458,949	$4,458,949

	Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives	Swap Contracts	Total
Equity Contracts	$(1,434,096)	$(1,434,096)
Total	$(1,434,096)	$(1,434,096)

3.  RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Merger Arbitrage Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.37% of the Merger Arbitrage Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration
July 2021 – December 2021	$102,706
January 2022 – December 2022	$186,400
January 2023 – December 2023	$283,677
January 2024 – June 2024	$127,847

Fund Services acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2021, are disclosed in the Statement of Operations.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of December 31, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$17,007,505
Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	—
Undistributed ordinary income	199,010
Undistributed long-term capital gain	2,287
Other accumulated losses	(2,719)
Total distributable gains	$198,578

As of December 31, 2020, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2020, the Fund did not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

There were no distributions made by the Fund during the period ended June 30, 2021.

The tax character of distributions paid for the years December 31, 2020 were as follows:

Ordinary Income*	Long-Term Capital Gain	Total
$141,374	$ —	$141,374

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of each Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. During the period ended June 30, 2021, the Fund accrued $33 in distribution fees.

Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate 1.37% of the Merger Arbitrage Fund’s average daily net assets.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, futures contracts, swap contracts and short investments, by the Fund for the period ended June 30, 2021, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$ —	$ —	$ —	$ —

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

	Gross	Gross Amounts	Net Amounts Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$425,974	$425,974	$—	$—	$—	$—
JPMorgan	3,358,773	3,358,773	—	—	—	—
	$3,784,747	$3,784,747	$—	$—	$—	$—

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$1,299,060	$425,974	$873,086	$—	$873,086	$—
JPMorgan	3,708,821	3,358,773	350,048	—	350,048	—
	$5,007,881	$3,784,747	$1,223,134	$—	$1,223,134	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2021, National Financial Services, for the benefit of its customer’s owned more than 25% of the outstanding shares of the Fund. As of June 30, 2021, affiliates of the Adviser owned 0.15% of the outstanding shares of the Fund, respectively.

9.  LIBOR

The Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away for LIBOR on the Fund or on certain instruments in which the Fund invests are not known.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2021

10.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, and industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value of liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

11.  SUBSEQUENT EVENTS

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.  On July 22, 2021, the Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s Distributor.

On July 16, 2021, the Fund announced a Plan of Liquidation. Pursuant to the Plan of Liquidation and in anticipation of the Liquidation, effective as of the close of business on August 31, 2021, the Fund is closed to new investments, other than purchases made through an automatic investment program or the reinvestment of any dividends and/or distributions. The Fund will be liquidated on or around September 30, 2021.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Additional Information (Unaudited)
June 30, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 833-MPROVED (833-677-6833).

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 833-MPROVED (833-677-6833). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 833-MPROVED (833-677-6833), or (2) on the SEC’s website at www.sec.gov.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Magnetar Asset Management, LLC
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst and Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective Prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-677-6833.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    September 7, 2021

By (Signature and Title)      /s/Cullen Small
Cullen Small, Treasurer

Date    September 7, 2021